Related Party Transactions (Tables)	9 Months Ended
Sep. 30, 2020
Related Party Transactions [Abstract]
Schedule of Related Party Transactions	The following table and related footnotes provide information about certain of the Partnership's related party transactions for the periods indicated:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2019	2020	2019
	$	$	$	$
Voyage revenues (i)(iii)	9,704	16,347	27,881	37,141
Vessel operating (expenses) recoveries (i)(ii)	(1,877)	44	(4,610)	(5,223)
Time-charter hire expenses (iii)	(5,980)	(5,336)	(17,270)	(14,007)
General and administrative expenses (iv)	(3,998)	(3,695)	(11,583)	(12,019)
Equity income (v)	609	369	1,815	811